1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
July 15, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Strategic Trust
Registration Statement on Form N-1A
Ladies and Gentlemen:
Our client, Schwab Strategic Trust (the “Trust”), is filing the Trust’s initial registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended. The Trust consists of nine series: Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF. The Trust currently has on file with the staff of the Securities and Exchange Commission an amended and restated exemptive application seeking relief from certain provisions of the 1940 Act with respect to the operations of the Trust and its series and the creation and offering of its shares. It is the Trust’s current expectation that such exemptive application will be “noticed” by the SEC staff in the near term. Further, the proposed launch date for the funds is expected to be on or around October 2009. Accordingly, please let us know if there is anything that we can do to expedite your review of this registration statement in order to meet the proposed launch date.
Please contact W. John McGuire at 202.739.5654 with any questions or comments.
Very truly yours,

/s/ Sean Graber Sean Graber, Esq.